Convertible Notes and Interest Notes: (Details Text) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2014
Convertible Notes and Interest Notes: [Abstract]
Summary second quarter 2014 debt restructuring			During the second quarter of 2014, we extended the maturity date of approximately $25.3 million convertible notes from June 29, 2014 to December 31, 2015 and issued approximately $12.0 million of additional convertible notes also maturing December 31, 2015, net of costs of approximately $1.3 million. Approximately $27.2 million of the notes were issued to affiliated funds and considered to be related party transactions.
Summary fourth quarter 2015 debt restructuring		During the fourth quarter of 2015, we issued approximately $13.4 million of new convertible notes (the "New Notes") due December 31, 2018 and modified, amended and extended the maturity date of approximately $43.7 million of outstanding convertible notes, interest notes and accrued interest (the "Modified Notes") from December 31, 2015 to December 31, 2018, together with the New Notes, (the "2018 Notes"). The New Notes are comprised of approximately $12.3 million with an original issue discount of 2.5% of the principal amount and approximately $1.1 million representing 2.5% of the extended principal and interest amount due to the note holders as a restructuring fee.The total cost of the new issuance and restructuring of the 2018 Notes was approximately $2.4 million, which includes approximately $1.4 million of extension and issuance fees that were expensed and approximately $1.0 million associated with legal and associated transactional fees that were capitalized. Approximately $30.7 million of the Modified Notes and $10.7 million of the New Notes were issued to affiliated funds which exercised control or direction over more than 10% of our common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions.
CVR percent	5.468%
2018 notes interest rate	11.00%
2018 note conversion rate per $thousand	333.3333
2018 note conversion rate per share	$ 3
outstanding 2022 notes	$ 1,000
2022 notes interest rate	5.50%
2022 notes conversion rate per share	$ 7.54
Carrying value of 2018 convertible notes	$ 39,800
Carrying value of old 2022 convertible notes	1,000
Interest notes	$ 3,700
Effective interest rate	27.00%
Equity portion of notes	$ 18,200
Loss on fourth quarter 2015 restructuring		$ 500
notes converted	$ 750
Conversion price	$ 3.00
Shares issued upon conversion	250
Face value convertible notes	$ 57,300
Face value interest notes	$ 5,300